CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED BALANCE SHEETS
Common Stock Par Or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock Shares Authorized	200,000,000	200,000,000
Common Stock Shares Issued	81,859,821	82,841,370
Common Stock Shares Outstanding	81,859,821	82,841,370